UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6444

Smith Barney Investment Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: May 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

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                                  SMITH BARNEY
                              LARGE CAPITALIZATION
                                  GROWTH FUND
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             STYLE PURE SERIES | SEMI-ANNUAL REPORT | MAY 31, 2004

                              [LOGO] Smith Barney
                                     Mutual Funds

                              Your Serious Money. Professionally Managed.(R)

     Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

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            NOT FDIC INSURED o NOT BANK GUARANTEED O MAY LOSE VALUE
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

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[PHOTO OMITTED]

ALAN J. BLAKE
PORTFOLIO MANAGER
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ALAN J. BLAKE
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Alan J. Blake has more than 26 years of securities business experience and has managed the fund since its inception.

Education: BS from Lehigh University, MS from the State University of New York.

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FUND OBJECTIVE
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The fund seeks long-term growth of capital by investing at least 80% of its assets in equity securities of companies with large market capitalizations. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment.

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FUND FACTS
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FUND INCEPTION
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August 29, 1997

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[LOGO]  Style Pure Series

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Semi-Annual Report o May 31, 2004

SMITH BARNEY LARGE
CAPITALIZATION GROWTH FUND

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What's Inside

Letter from the Chairman ..................................................    1
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................    6
Statement of Operations ...................................................    7
Statements of Changes in Net Assets .......................................    8
Notes to Financial Statements .............................................    9
Financial Highlights ......................................................   14

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

During the six months ended May 31, 2004, most broad U.S. stock market indexes posted strong gains, although stocks began to tread water as the new year progressed. The economic environment was dominated by increasing signs of economic recovery, renewed job growth, and continued improvement in corporate earnings. However, optimism turned to uncertainty, as investors grew concerned about the growing threat of global terrorism, particularly after the March train bombings in Madrid.

The improving economy fueled concerns about the return of inflation and the likelihood that the Federal Reserve will begin raising short-term interest rates soon, perhaps as early as this summer. It remains to be seen if equity markets will respond positively to the anticipated rising-rate environment, taking it as a signal of economic vigor, or if the markets will react negatively due to continued uncertainty about inflation, the situation in Iraq, terrorism, and the economic slowdown in China.

The bond markets continued to suffer, as signs increased that inflation may be increasing and interest rates had likely bottomed. Returns on major bond indexes were essentially flat during the six months through May.

In this environment, stocks generally continued to outpace bonds, with large-capitalization stocks typically outperforming small- and mid-cap stocks and international stock markets generally outpacing the U.S. stock market. In the U.S., value stocks generally beat growth stocks.

So far this year, the economy overall has appeared to be growing at a pace similar to last year's rate. The ongoing recovery has been broad-based, with strength in the consumer sector, exports and business investment. Soaring corporate profit growth has led to vastly improved balance-sheet fundamentals in general, while highly stimulative monetary and fiscal policy continued to provide support, although the stimulative effects of fiscal policy could wane after tax-refund season ends this spring. Following a period of mixed employment news through the end of last year, job growth picked up substantially in the first several months of 2004.

--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                               AS OF MAY 31, 2004
                            (excluding sales charges)

--------------------------------------------------------------------------------
                                                                        6 Months
--------------------------------------------------------------------------------
      Class A Shares                                                      4.11%
--------------------------------------------------------------------------------
      Russell 1000 Growth Index                                           4.98%
--------------------------------------------------------------------------------
      S&P 500 Index                                                       6.79%
--------------------------------------------------------------------------------
      Lipper Large-Cap Growth Funds Category Average                      3.72%
--------------------------------------------------------------------------------

      The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

      Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 3.71%, Class C shares returned 3.71% and Class Y shares returned 4.34% over the six months ended May 31, 2004.

--------------------------------------------------------------------------------


 1   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

Performance Review

Within this environment, the Smith Barney Large Capitalization Growth Fund performed as follows: For the six months ended May 31, 2004, Class A shares of the fund, excluding sales charges, returned 4.11%. These shares underperformed the fund's unmanaged benchmarks, the Russell 1000 Growth Index(i) and the S&P 500 Index,(ii) which returned 4.98% and 6.79%, respectively for the same period. They outperformed the fund's Lipper large-cap growth funds category average, which returned 3.72%.(1)

What Affected Fund Performance

The fund's slight underperformance in comparison to its benchmark index was primarily due to sector allocation, while stock selection had a positive effect on performance versus the benchmark. The fund did not own shares of companies in the telecommunications services, energy or utilities sectors, which experienced significant surges in performance over the last six months. The fund's overweight stance in the poorly performing information technology sector also hurt performance. The fund's underweight stance in the industrials sector, which performed well during the past six months, also hampered performance in comparison to the benchmark. However, individual stock selection in the healthcare, consumer staples and financials sectors was strong, offsetting much of the negative effects of sector allocation.

Contributors to Performance

In terms of individual fund holdings, several healthcare stocks made a significant contribution to the fund's positive performance for the period. Top performing stocks included two biotechnology industry holdings, Genentech, Inc. and Biogen Idec Inc. In February, the FDA approved Avastin, Genentech's new treatment for colorectal cancer, a first in the industry and a strong positive for the company. Separately, Biogen Idec was formed by the merger last November of San Diego, California based IDEC Pharmaceuticals Corp. and Cambridge, Massachusetts based Biogen Inc. The merged company is focused on developing treatments for cancer and autoimmune and inflammatory diseases, such as Rituxan, used to treat non-Hodgkin's lymphoma, and is engaged in clinical studies for Antegren, a treatment for multiple sclerosis.

Other major contributors to performance from the healthcare sector included pharmaceutical firms Merck & Co., Inc. and Pfizer Inc., and general healthcare product producer Johnson & Johnson.

Information technology sector holding Motorola, Inc., a producer of semiconductors and related wireless communications technologies, was another leading contributor to positive fund performance. The company's wireless handset division experienced a positive turnaround and continued to take market share from competitors. Other top contributors to performance included consumer staples holdings The Gillette Co., The Coca-Cola Co. and Wm. Wrigley Jr. Co., and insurance provider American International Group, Inc. (AIG) in the financials sector.

Detractors from Performance

Several holdings in the information technology sector detracted from the fund's performance for the six-month period. Fund holdings in VERITAS Software Corp., a producer of data management software, CIENA Corp., a manufacturer of equipment used in fiber-optic telecommunications systems, and semiconductor producers, Intel Corp. and Texas Instruments Inc. all hurt fund performance.

Several consumer discretionary sector holdings also detracted from performance, including shares of online retailer Amazon.com, media conglomerate Viacom Inc. and InterActiveCorp, owner of online travel firm Expedia, HSN (formerly Home Shopping Network) and U.S. ticket retailer Ticketmaster, as well as home-improvement retail chain The Home Depot, Inc.

Other primary detractors from fund performance included biotechnology company, Amgen Inc. in the healthcare sector and financials holding Morgan Stanley.

Portfolio Update

Over the course of the six-month period, the fund trimmed its positions in some of its better-performing holdings, including Genentech, Wm. Wrigley and Pfizer. The fund also added to some of its underperforming positions, including VERITAS Software, Texas Instruments and Viacom, on price weakness. At the close of the period, the fund still held positions in all of the companies described as either contributors to, or detractors from, performance. Again, the fund's focus is on the long-term. The fund's manager is not afraid to maintain and, at times increase, the fund's stake in companies that experience price weakness over the short-term, if he continues to believe in the long-term prospects for these companies.

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended May 31, 2004, calculated among the 627 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


 2   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

As of May 31, 2004, the fund's top ten holdings were Amazon.com, Genentech, Gillette, Berkshire Hathaway Inc. (a holding company affiliated with investor Warren Buffet, operating primarily in the insurance industry), Intel, Home Depot, financial services company, Merrill Lynch & Co., Inc., Pfizer, Motorola, and computer maker, Dell Inc. The fund maintained a total of 32 holdings, with a weighted median market capitalization of approximately $64 billion. It held overweights in the information technology, consumer discretionary and financials sectors, with underweights in healthcare, industrials and consumer staples, but still did not hold shares in any telecommunications services, materials or energy sector companies.

Special Shareholder Notice

On February 2, 2004, the initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer


July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of May 31, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were:
Amazon.com, Inc. (5.7%), Genentech, Inc. (4.7%), The Gillette Co. (4.5%), Berkshire Hathaway Inc., Class A Shares (4.5%), Intel Corp. (4.3%), The Home Depot, Inc. (3.8%), Merrill Lynch & Co., Inc. (3.7%), Pfizer Inc. (3.7%), Motorola, Inc. (3.6%), Dell Inc. (3.6%). Please refer to pages 4 and 5 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings as of May 31, 2004 were: Information Technology (29.9%); Healthcare (22.5%); Consumer Discretionary (20.7%); Financials (13.7%); Consumer Staples (10.7%). The fund's portfolio composition is subject to change at any time.

RISKS: Keep in mind, common stocks are subject to market fluctuations.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
(ii) The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.


 3   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                                 May 31, 2004
================================================================================

   SHARES                             SECURITY                         VALUE
================================================================================
COMMON STOCK -- 100.0%

CONSUMER DISCRETIONARY -- 20.7%

Internet & Catalog Retail -- 8.8%
  6,000,000     Amazon.com, Inc.+                                 $  289,740,000
  5,000,000     IAC/InterActiveCorp+                                 156,300,000
--------------------------------------------------------------------------------
                                                                     446,040,000
--------------------------------------------------------------------------------
Media -- 8.0%
 10,000,000     Time Warner Inc.+                                    170,400,000
  3,000,000     Viacom Inc., Class B Shares                          110,670,000
  5,250,000     The Walt Disney Co.                                  123,217,500
--------------------------------------------------------------------------------
                                                                     404,287,500
--------------------------------------------------------------------------------
Specialty Retail -- 3.9%
  5,400,000     The Home Depot, Inc.                                 193,968,000
--------------------------------------------------------------------------------
                TOTAL CONSUMER DISCRETIONARY                       1,044,295,500
================================================================================
CONSUMER STAPLES -- 10.7%

Beverages -- 3.6%
  3,500,000     The Coca-Cola Co                                     179,725,000
--------------------------------------------------------------------------------
Food Products -- 2.6%
  2,100,000     Wm. Wrigley Jr. Co.                                  131,880,000
--------------------------------------------------------------------------------
Personal Products -- 4.5%
  5,300,000     The Gillette Co.                                     228,377,000
--------------------------------------------------------------------------------
                TOTAL CONSUMER STAPLES                               539,982,000
================================================================================
FINANCIALS -- 13.7%

Diversified Financials -- 6.0%
  3,300,000     Merrill Lynch & Co., Inc.                            187,440,000
  2,200,000     Morgan Stanley                                       117,722,000
--------------------------------------------------------------------------------
                                                                     305,162,000
--------------------------------------------------------------------------------
Insurance -- 7.7%
  2,200,000     American International Group, Inc.                   161,260,000
      2,560     Berkshire Hathaway Inc., Class A Shares+             227,840,000
--------------------------------------------------------------------------------
                                                                     389,100,000
--------------------------------------------------------------------------------
                TOTAL FINANCIALS                                     694,262,000
================================================================================
HEALTHCARE -- 22.5%

Biotechnology -- 11.1%
  2,600,000     Amgen Inc.+                                          142,220,000
  2,900,000     Biogen Idec Inc.+                                    180,235,000
  4,000,000     Genentech, Inc.+                                     239,240,000
--------------------------------------------------------------------------------
                                                                     561,695,000
--------------------------------------------------------------------------------
Pharmaceuticals -- 11.4%
  2,000,000     Eli Lilly & Co.                                      147,340,000
  2,400,000     Johnson & Johnson                                    133,704,000
  2,300,000     Merck & Co., Inc.                                    108,790,000
  5,300,000     Pfizer Inc.                                          187,302,000
--------------------------------------------------------------------------------
                                                                     577,136,000
--------------------------------------------------------------------------------
                TOTAL HEALTHCARE                                   1,138,831,000
================================================================================

                       See Notes to Financial Statements.


 4   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                     May 31, 2004
================================================================================

   SHARES                             SECURITY                         VALUE
================================================================================
INDUSTRIALS -- 2.5%

Industrial Conglomerates -- 2.5%
  4,000,000     General Electric Co.                              $  124,480,000
================================================================================
INFORMATION TECHNOLOGY -- 29.9%

Communications Equipment -- 10.3%
 12,000,000     CIENA Corp.+                                          43,200,000
  6,100,000     Cisco Systems, Inc.+                                 135,115,000
  4,800,000     Juniper Networks, Inc.+                              100,368,000
 16,000,000     Lucent Technologies Inc.+                             57,120,000
  9,300,000     Motorola, Inc.                                       183,861,000
--------------------------------------------------------------------------------
                                                                     519,664,000
--------------------------------------------------------------------------------
Computers & Peripherals -- 3.6%
  5,200,000     Dell Inc.+                                           182,936,000
--------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 10.5%
  7,600,000     Intel Corp.                                          216,980,000
  7,000,000     Texas Instruments Inc.                               182,770,000
  3,600,000     Xilinx, Inc.+                                        131,328,000
--------------------------------------------------------------------------------
                                                                     531,078,000
--------------------------------------------------------------------------------
Software -- 5.5%
  6,000,000     Microsoft Corp.                                      158,100,000
  4,500,000     VERITAS Software Corp.+                              119,700,000
--------------------------------------------------------------------------------
                                                                     277,800,000
--------------------------------------------------------------------------------
                TOTAL INFORMATION TECHNOLOGY                       1,511,478,000
================================================================================
                TOTAL INVESTMENTS -- 100.0%
                (Cost -- $4,068,106,261*)                         $5,053,328,500
================================================================================

+     Non-income producing security.
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


 5   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                     May 31, 2004
================================================================================

ASSETS:
    Investments, at value (Cost -- $4,068,106,261)                      $ 5,053,328,500
    Receivable for Fund shares sold                                           6,322,281
    Dividends and interest receivable                                         3,870,500
    Prepaid expenses                                                             76,492
----------------------------------------------------------------------------------------
    Total Assets                                                          5,063,597,773
----------------------------------------------------------------------------------------
LIABILITIES:
    Payable for Fund shares reacquired                                        5,730,702
    Management fee payable                                                    3,150,124
    Bank overdraft                                                            2,733,648
    Distribution plan fees payable                                              738,415
    Accrued expenses                                                            805,397
----------------------------------------------------------------------------------------
    Total Liabilities                                                        13,158,286
----------------------------------------------------------------------------------------
Total Net Assets                                                        $ 5,050,439,487
========================================================================================
NET ASSETS:
    Par value of shares of beneficial interest                          $       232,545
    Capital paid in excess of par value                                   4,391,034,634
    Accumulated net investment loss                                         (16,136,759)
    Accumulated net realized loss from investment transactions             (309,913,172)
    Net unrealized appreciation of investments                              985,222,239
----------------------------------------------------------------------------------------
Total Net Assets                                                        $ 5,050,439,487
========================================================================================

Shares Outstanding:
    Class A                                                                  57,672,935
    ------------------------------------------------------------------------------------
    Class B                                                                  54,705,097
    ------------------------------------------------------------------------------------
    Class C                                                                  49,338,367
    ------------------------------------------------------------------------------------
    Class Y                                                                  70,828,683
    ------------------------------------------------------------------------------------

Net Asset Value:
    Class A (and redemption price)                                      $         22.03
    ------------------------------------------------------------------------------------
    Class B *                                                           $         20.95
    ------------------------------------------------------------------------------------
    Class C *                                                           $         20.95
    ------------------------------------------------------------------------------------
    Class Y (and redemption price)                                      $         22.59
    ------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
    Class A (net asset value plus 5.26% of net asset value per share)   $         23.19
========================================================================================

* Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


 6   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)        For the Six Months Ended May 31, 2004
================================================================================

INVESTMENT INCOME:
    Dividends                                                                        $  17,927,225
    Interest                                                                                17,622
---------------------------------------------------------------------------------------------------
    Total Investment Income                                                             17,944,847
---------------------------------------------------------------------------------------------------
EXPENSES:
    Management fee (Note 2)                                                             18,786,027
    Distribution plan fees (Note 5)                                                     12,580,190
    Transfer agency services (Note 5)                                                    2,430,183
    Shareholder communications (Note 5)                                                    104,996
    Custody                                                                                 70,607
    Trustees' fees                                                                          37,518
    Registration fees                                                                       28,438
    Audit and legal                                                                         21,670
    Other                                                                                   21,977
---------------------------------------------------------------------------------------------------
    Total Expenses                                                                      34,081,606
---------------------------------------------------------------------------------------------------
Net Investment Loss                                                                    (16,136,759)
---------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
    Realized Gain From Investment Transactions (excluding short-term investments):
      Proceeds from sales                                                               68,950,356
      Cost of securities sold                                                           50,152,392
---------------------------------------------------------------------------------------------------
    Net Realized Gain                                                                   18,797,964
---------------------------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments:
      Beginning of period                                                              799,935,728
      End of period                                                                    985,222,239
---------------------------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation                                            185,286,511
---------------------------------------------------------------------------------------------------
Net Gain on Investments                                                                204,084,475
---------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                               $ 187,947,716
===================================================================================================

                       See Notes to Financial Statements.


 7   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended May 31, 2004 (unaudited) and the Year Ended November 30, 2003

                                                                                2004               2003
=============================================================================================================
OPERATIONS:
    Net investment loss                                                   $   (16,136,759)   $   (20,799,264)
    Net realized gain (loss)                                                   18,797,964        (19,578,876)
    Increase in net unrealized appreciation                                   185,286,511        997,162,920
-------------------------------------------------------------------------------------------------------------
    Increase in Net Assets From Operations                                    187,947,716        956,784,780
-------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 7):
    Net proceeds from sale of shares                                          566,180,422      1,339,385,585
    Net asset value of shares issued in connection with the transfer of
      the Smith Barney Peachtree Growth Fund's net assets (Note 6)                     --        151,641,097
    Cost of shares reacquired                                                (404,937,958)      (774,934,075)
-------------------------------------------------------------------------------------------------------------
    Increase in Net Assets From Fund Share Transactions                       161,242,464        716,092,607
-------------------------------------------------------------------------------------------------------------
Increase in Net Assets                                                        349,190,180      1,672,877,387

NET ASSETS:
    Beginning of period                                                     4,701,249,307      3,028,371,920
-------------------------------------------------------------------------------------------------------------
    End of period*                                                        $ 5,050,439,487    $ 4,701,249,307
=============================================================================================================
* Includes accumulated net investment loss of:                            $   (16,136,759)                --
=============================================================================================================

                       See Notes to Financial Statements.


 8   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

Smith Barney Large Capitalization Growth Fund ("Fund"), a separate investment fund of the Smith Barney Investment Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Trust consists of this Fund and five other separate investment funds: Smith Barney Intermediate Maturity California Municipals Fund, Smith Barney Intermediate Maturity New York Municipals Fund, Smith Barney Mid Cap Core Fund, Smith Barney S&P 500 Index Fund and Smith Barney Classic Values Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing price on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities for which no sales price was reported and U.S. government and agency obligations are valued at the mean between bid and asked prices; investments in securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSSare responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended May 31, 2004, the Fund paid transfer agent fees of $1,708,945 to CTB.


 9   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

On February 2, 2004, the initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In addition, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2004, CGM and its affiliates received sales charges of approximately $1,726,000 and $384,000 on sales of the Fund's Class A and C shares, respectively. In addition, for the six months ended May 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

                                 Class A             Class B            Class C
================================================================================
CDSCs                            $20,000            $654,000            $44,000
================================================================================

For the six months ended May 31, 2004, CGM and its affiliates received brokerage commissions of $25,000.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

3. Investments

During the six months ended May 31, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $228,157,781
--------------------------------------------------------------------------------
Sales                                                                 68,950,356
================================================================================

At May 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                   $ 1,143,889,328
Gross unrealized depreciation                                      (158,667,089)
--------------------------------------------------------------------------------
Net unrealized appreciation                                     $   985,222,239
================================================================================

4. Repurchase Agreements

When entering into repurchase agreements, it is the Fund's policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

At May 31, 2004, the Fund did not have any outstanding repurchase agreements.


 10   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

5. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets of each respective class. For the six months ended May 31, 2004, total Rule 12b-1 Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                             Class A      Class B       Class C
================================================================================
Rule 12b-1 Distribution Plan Fees          $1,544,301   $5,919,328    $5,116,561
================================================================================

For the six months ended May 31, 2004, total Transfer Agency Service expenses were as follows:

                                    Class A      Class B     Class C    Class Y
================================================================================
Transfer Agency Service Expenses    $846,447    $800,431    $569,721   $213,584
================================================================================

For the six months ended May 31, 2004, total Shareholder Communication expenses were as follows:

                                      Class A    Class B     Class C   Class Y
================================================================================
Shareholder Communication Expenses    $28,149    $46,627     $29,854    $366
================================================================================

6. Transfer of Net Assets

On May 2, 2003, the Fund acquired the assets and certain liabilities of the Smith Barney Peachtree Growth Fund, pursuant to a plan of reorganization approved by Smith Barney Peachtree Growth Fund shareholders on April 28, 2003. Total shares issued by the Fund and the total net assets of the Smith Barney Peachtree Growth Fund and the Fund on the date of the transfer were as follows:

                                        Shares Issued          Total Net Assets of the         Total Net Assets
Acquired Fund                            by the Fund     Smith Barney Peachtree Growth Fund     of the Fund
===============================================================================================================
Smith Barney Peachtree Growth Fund        8,976,922                 $151,641,097              $3,223,541,539
===============================================================================================================

The total net assets of the Smith Barney Peachtree Growth Fund before acquisition included unrealized depreciation of $1,980,737, accumulated net realized loss of $259,521,367 and accumulated net investment loss of $552,534. Total net assets of the Fund immediately after the transfer were $3,375,182,636. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

7. Shares of Beneficial Interest

sAt May 31, 2004, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C shares.


 11   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of each class were as follows:

                                                                  Six Months Ended                          Year Ended
                                                                     May 31, 2004                         November 30, 2003
                                                          --------------------------------      --------------------------------
                                                            Shares              Amount             Shares             Amount
================================================================================================================================
Class A
Shares sold                                               10,060,743        $ 221,754,809        15,474,720       $ 284,262,586
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                                      --                   --         2,459,915          41,392,939
Shares reacquired                                         (5,382,443)        (118,273,556)       (8,540,800)       (147,254,228)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase                                               4,678,300        $ 103,481,253         9,393,835       $ 178,401,297
================================================================================================================================
Class B
Shares sold                                                2,828,721        $  59,370,689         6,491,635       $ 112,855,385
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                                      --                   --         1,619,842          26,134,843
Shares reacquired                                         (6,067,298)        (127,084,326)      (11,790,476)       (192,997,057)
--------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                              (3,238,577)       $ (67,713,637)       (3,678,999)      $ (54,006,829)
================================================================================================================================
Class C+
Shares sold                                                5,587,598        $ 117,117,727        10,681,770       $ 186,868,891
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                                      --                   --             5,617              90,681
Shares reacquired                                         (3,803,251)         (79,646,813)       (7,238,961)       (118,967,523)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase                                               1,784,347        $  37,470,914         3,448,426       $  67,992,049
================================================================================================================================
Class Y
Shares sold                                                7,471,123        $ 167,937,197        39,544,595       $ 696,153,230
Net asset value of shares issued in connection with
  the transfer of the Smith Barney Peachtree Growth
  Fund's net assets (Note 6)                                      --                   --         4,891,548          84,022,634
Shares reacquired                                         (3,552,368)         (79,933,263)       (6,674,860)       (124,562,034)
--------------------------------------------------------------------------------------------------------------------------------
Net Increase                                               3,918,755        $  88,003,934        37,761,283       $ 655,613,830
================================================================================================================================
Class Z*
Shares sold                                                       --                   --         3,954,135       $  59,245,493
Shares reacquired                                                 --                   --       (11,734,818)       (191,153,233)
--------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                                      --                   --        (7,780,683)      $(131,907,740)
================================================================================================================================

+     On April 29, 2004, Class L shares were renamed as Class C shares.
* As of April 21, 2003, Class Z shares were fully exchanged into Class Y shares.


 12   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

8. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

9. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc. (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the Funds. The complaints allege, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advsiers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, rescission of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorney's fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


 13   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

Class A Shares                                2004(1)(2)       2003(2)       2002(2)       (2001(2)      2000(2)      1999(2)
===============================================================================================================================
Net Asset Value, Beginning of Period         $   21.16       $   16.56     $   20.30     $   22.31     $   23.94     $   17.41
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                           (0.05)          (0.06)        (0.04)        (0.05)        (0.10)        (0.06)
   Net realized and unrealized gain (loss)        0.92            4.66         (3.70)        (1.96)        (1.49)         6.92
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.87            4.60         (3.74)        (2.01)        (1.59)         6.86
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                               --              --            --            --         (0.04)        (0.33)
   Capital                                          --              --            --            --         (0.00)*          --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --              --            --            --         (0.04)        (0.33)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   22.03       $   21.16     $   16.56     $   20.30     $   22.31     $   23.94
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                      4.11%++        27.78%       (18.42)%       (9.01)%       (6.67)%       39.50%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $   1,271       $   1,121     $     722     $     912     $     859     $     770
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.15%+          1.14%         1.16%         1.13%         1.12%         1.15%
   Net investment loss                           (0.43)+         (0.32)        (0.24)        (0.26)        (0.39)        (0.27)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              1%              6%           13%            8%            8%            9%
===============================================================================================================================

Class B Shares                                2004(1)(2)       2003(2)       2002(2)       (2001(2)      2000(2)      1999(2)
===============================================================================================================================
Net Asset Value, Beginning of Period         $   20.20       $   15.93     $   19.67     $   21.78     $   23.56     $   17.26
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                           (0.12)          (0.18)        (0.17)        (0.21)        (0.29)        (0.22)
   Net realized and unrealized gain (loss)        0.87            4.45         (3.57)        (1.90)        (1.45)         6.85
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.75            4.27         (3.74)        (2.11)        (1.74)         6.63
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                               --              --            --            --         (0.04)        (0.33)
   Capital                                          --              --            --            --         (0.00)*          --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --              --            --            --         (0.04)        (0.33)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   20.95       $   20.20     $   15.93     $   19.67     $   21.78     $   23.56
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                      3.71%++        26.80%       (19.01)%       (9.69)%       (7.42)%       38.51%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $   1,146       $   1,171     $     981     $   1,451     $   1,760     $   1,710
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.90%+          1.89%         1.89%         1.89%         1.86%         1.89%
   Net investment loss                           (1.18)+         (1.06)        (0.98)        (1.03)        (1.14)        (1.01)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              1%              6%           13%            8%            8%            9%
===============================================================================================================================

(1)   For the six months ended May 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


 14   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:


Class C Shares(1)                             2004(2)(3)       2003(3)       2002(3)       (2001(3)      2000(3)       1999(3)
===============================================================================================================================
Net Asset Value, Beginning of Period         $   20.20       $   15.92     $   19.67     $   21.78     $   23.56     $   17.26
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                           (0.12)          (0.18)        (0.17)        (0.21)        (0.28)        (0.22)
   Net realized and unrealized gain (loss)        0.87            4.46         (3.58)        (1.90)        (1.46)         6.85
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.75            4.28         (3.75)        (2.11)        (1.74)         6.63
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                               --              --            --            --         (0.04)        (0.33)
   Capital                                          --              --            --            --         (0.00)*          --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --              --            --            --         (0.04)        (0.33)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   20.95       $   20.20     $   15.92     $   19.67     $   21.78     $   23.56
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                      3.71%++        26.88%       (19.06)%       (9.69)%       (7.42)%       38.51%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $   1,033       $     960     $     702     $     923     $     889     $     678
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       1.87%+          1.91%         1.91%         1.89%         1.86%         1.89%
   Net investment loss                           (1.16)+         (1.08)        (1.00)        (1.03)        (1.14)        (1.01)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              1%              6%           13%            8%            8%            9%
===============================================================================================================================

Class Y Shares                                2004(2)(3)       2003(3)       2002(3)       (2001(3)      2000(3)       1999(3)
===============================================================================================================================
Net Asset Value, Beginning of Period         $   21.65       $   16.88     $   20.61     $   22.57     $   24.14     $   17.49
-------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)                  (0.01)           0.01          0.03          0.02         (0.01)         0.02
   Net realized and unrealized gain (loss)        0.95            4.76         (3.76)        (1.98)        (1.52)         6.96
-------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.94            4.77         (3.73)        (1.96)        (1.53)         6.98
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                               --              --            --            --         (0.04)        (0.33)
   Capital                                          --              --            --            --         (0.00)*          --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --              --            --            --         (0.04)        (0.33)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period               $   22.59       $   21.65     $   16.88     $   20.61     $   22.57     $   24.14
-------------------------------------------------------------------------------------------------------------------------------
Total Return                                      4.34%++        28.26%       (18.10)%       (8.68)%       (6.37)%       40.00%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)         $   1,600       $   1,449     $     492     $     341     $     180     $     186
-------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       0.78%+          0.76%         0.77%         0.77%         0.76%         0.78%
   Net investment income (loss)                  (0.07)+          0.05          0.16          0.10         (0.04)         0.09
-------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                              1%              6%           13%            8%            8%            9%
===============================================================================================================================

(1)   On April 29, 2004, Class L shares were renamed as Class C shares.
(2)   For the six months ended May 31, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


 15   Smith Barney Large Capitalization Growth Fund  |  2004 Semi-Annual Report

                      (This page intentionally left blank.)

--------------------------------------------------------------------------------
    SMITH BARNEY
LARGE CAPITALIZATION
     GROWTH FUND
--------------------------------------------------------------------------------

TRUSTEES

Dwight B. Crane
Burt N. Dorsett
R. Jay Gerken, CFA
  Chairman
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann*
Cornelius C. Rose, Jr.

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President,
Chief Administrative Officer,
Treasurer and Chief
Financial Officer**

Alan J. Blake
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

*     Mr. McCann became Trustee Emeritus on June 30, 2004.
**    Treasurer and Chief Financial Officer as of June 24, 2004.

Smith Barney Investment Trust
================================================================================

Smith Barney Large Capitalization
Growth Fund

The Fund is a separate investment fund of the Smith Barney Investment Trust, a Massachusetts business trust.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.


This report is submitted for the general information of the shareholders of Smith Barney Investment Trust -- Smith Barney Large Capitalization Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY LARGE CAPITALIZATION GROWTH FUND
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC


FD1520 7/04                                                              04-6870

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Trust


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: August 5, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Investment Trust

Date: August 5, 2004

By:   /s/ Andrew B. Shoup
      (Andrew B. Shoup)
      Chief Financial Officer of
      Smith Barney Investment Trust

Date: August 5, 2004